Document and Entity Information	Nov. 17, 2021
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Nov. 17, 2021
Entity File Number	001-16501
Entity Registrant Name	Williams Industrial Services Group Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	73-1541378
Entity Address, Address Line One	100 Crescent Centre Parkway
Entity Address, Adress Line Two	Suite 1240
Entity Address, City or Town	Tucker
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30084
City Area Code	770
Local Phone Number	879-4400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	WLMS
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false
Entity Central Index Key	0001136294
Amendment Flag	false